Retirement benefit obligations - Disclosure of main actuarial assumptions used to measure the retirement benefit obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Discount Rate (IBoxx Corporates AA)	3.70%	3.34%	0.90%
Salary increase rate	3.00%
Turnover rate, average exit rate	2.02%	2.05%
Employee contribution rate	45.00%	45.00%	45.00%
Top of range
Disclosure of defined benefit plans [line items]
Turnover rate			5.80%
Bottom of range
Disclosure of defined benefit plans [line items]
Turnover rate	0.00%	0.00%	0.05%
Key magement
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years	65 years
Salary increase rate		3.00%	3.00%
Other employees
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years	63 years
Salary increase rate		2.55%	2.55%